Loans and Borrowings - Summary of Convertible Bonds (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Borrowing costs [abstract]
Current convertible loans	€ 54,572	€ 415
Non-current convertible loans	0	52,206
Disclosure of detailed information about borrowings [line items]
Current convertible loans	54,572	415
Non-current convertible loans	0	52,206
OCEANE
Borrowing costs [abstract]
Notes and debentures issued	54,572	52,622
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued	€ 54,572	€ 52,622